Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Consolidated Statements of Comprehensive Income
Net earnings	$ 890,517	$ 687,264	$ 606,026
Other comprehensive income (loss), net of tax:
Foreign currency translation	(6,718)	(7,135)	(1,921)
Pension and other benefits	(69,286)	(21,280)	(52,985)
Deferred hedging	5,109	9,823	(3,590)
Total Other Comprehensive Loss	(70,895)	(18,592)	(58,496)
Comprehensive income	819,622	668,672	547,530
Less: Comprehensive income attributable to noncontrolling interest	205	947	3,339
Comprehensive Income Attributable to Hormel Foods Corporation	$ 819,417	$ 667,725	$ 544,191